Capital Management - Detailed Information About Capital Computation (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital Management [Abstract]
Equity	$ 3,397,552	$ 2,442,461
Loans and borrowings	1,347,831	924,980
Equity and borrowings	4,745,383	3,367,441
Less: cash and cash equivalents	(239,329)	(191,995)	$ (200,769)
Total	$ 4,506,054	$ 3,175,446